INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Expenses/(Benefits)

Income tax expenses/(benefits) are as follows:

	For the years ended December 31,
	2012	2013	2014

Income tax expenses/(benefits)
Current	$18,035	$(1,587)	$10,638
Deferred	4,197	2,314	(4,265)

Total	$22,232	$727	$6,373

Principal Components of Deferred Income Tax Assets (Liabilities)

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2013	2014

Current deferred tax assets
Write-down of inventory value	$794	$586
Allowance for doubtful accounts	854	686
Accrued expenses	878	1,149
Accrued bonus	396	423
Deferred revenue-current	118	162
Government subsidies-current	71	24
Deferred cost-current	15	(94)
Warranty	47	51
Valuation allowance	(627)	(600)

Current deferred tax assets subtotal	$2,546	$2,387

Non-current deferred tax assets
Deferred revenue-non-current	161	229
Government subsidies-non-current	791	667
Intangible assets amortization	76	77
Intangible assets impairment	49	25
Deferred cost-non-current	(15)	(91)
Tax loss carry-forward deferred tax assets	4,704	5,997
Valuation allowance	(4,827)	(6,119)

Non-current deferred tax assets subtotal	$939	$785

Current deferred tax liabilities
Accrued withholding tax	(8,222)	(3,727)

Current deferred tax liabilities subtotal	$(8,222)	$(3,727)

Non-Current deferred tax liabilities
Acquired intangible assets	—	(110)

Non-Current deferred tax liabilities subtotal	$—	$(110)

Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2012	2013	2014

Net income before provision for income taxes	$28,410	$23,771	$25,597
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	7,103	5,943	6,399
Expenses not deductible for tax purposes	550	574	906
Investment loss deductible for tax purposes (Note a)	—	—	(2,104)
Effect of income tax exemptions/tax holidays	(4,470)	(10,104)	(3,990)
Effect of income tax rate difference in other jurisdictions	1,916	233	446
Change in valuation allowance	1,655	467	1,265
Withholding tax relating to distributable earnings	14,296	3,614	3,451
Expense adjustment related to non-taxable income (Note b)	1,182	—	—

Income tax expenses	$22,232	$727	$6,373

a. The adjustment is related to investment loss incurred upon disposal of Xinghe Union (Note 5(b)), and transfer of certain investments during the reorganizations of the Group (Note 1), which can be deductible for tax purposes.

b. The adjustment is related to non-deductible expenditure incurred in connection to income claimed for VAT refund for prior periods.

Impact of Tax Holiday to Earnings Per Share Amounts

If N-S Digital TV and Super TV were not in a tax holiday period for the years ended December 31, 2012, 2013 and 2014, and Cyber Cloud was not in a tax holiday period for the year ended December 31, 2014, the impact to the earnings per share amounts would be as follows:

	For the years ended December 31,
	2012	2013	2014

Increase in income tax expenses	$4,470	$10,104	$3,990
Decrease in net income per share-basic	0.08	0.17	0.07
Decrease in net income per share-diluted	$0.08	$0.17	$0.06